Share based payments - Restricted stock units - Category (Details) - EquityInstruments	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share based payments
Total outstanding	10,810,856	8,579,837	6,929,111	5,541,117
Members of the Executive Committee
Share based payments
Total outstanding	1,864,000	1,965,000	2,101,874
Personnel
Share based payments
Total outstanding	8,871,856	6,457,277	4,669,677
Restricted Stock Units (RSUs)
Share based payments
Total outstanding	736,095	657,803	313,596	213,147
Restricted Stock Units (RSUs) | Members of the Executive Committee
Share based payments
Total outstanding	332,038	384,340	229,276
Restricted Stock Units (RSUs) | Personnel
Share based payments
Total outstanding	404,057	273,463	84,320